Filed pursuant to Rule 497(c)
Securities Act File No. 33-84762
WILMINGTON ETF ALLOCATION FUND
of WT Mutual Fund
Investor Shares

PROSPECTUS DATED MARCH 1, 2006
       This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:

•	is not a bank deposit

•	is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
      Investor Shares of the Fund are offered with a front-end sales charge except for certain persons eligible to purchase Investor Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
      These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

________________________________________________________________________________

TABLE OF CONTENTS — continued

Details on the Fund’s distribution arrangements and share classes.	DISTRIBUTION ARRANGEMENTS

	Rule 12b-1 Distribution Plan	30
	Sub-Transfer Agency Fees	30
	Additional Payments	30
	Share Classes	31
	GLOSSARY	32
	FOR MORE INFORMATION	34

WILMINGTON ETF ALLOCATION FUND
Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Wilmington ETF Allocation Fund seeks long-term capital appreciation.

Investment Focus	The Fund will primarily invest in Exchange Traded Funds or “ETFs.”
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, ETFs are designed so that its performance will correspond closely with that of the index it tracks.

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). The Fund invests its assets in ETFs in accordance with weightings determined by RSMC and WTIM.
The Fund’s assets will be allocated among several asset classes, including small and large-cap U.S. equity, international equity in emerging and developed markets and real estate related securities. Please see “Investment Objective, Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular ETFs.

Principal Risks	The following is a list of certain risks that may apply to your investment in the Fund.
• Asset Allocation. The Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among ETFs. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s asset classes or the ETFs in which the Fund invests may be inappropriate based on actual market conditions. There is a risk that the Fund will vary from the intended weightings in ETFs due to factors such as market fluctuations. There can be no assurance that the ETFs in which the Fund invests will achieve their investment objectives and the performance of these ETFs may be lower than the asset class that they were selected to represent.
• Concentration Risk. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one ETF. To the extent that the Fund invests a significant portion of its assets in a single ETF, it will be particularly sensitive to the risks associated with that ETF and changes in the value of that ETF may have a significant effect on the net asset value of the Fund.
• Investments in Other Investment Companies and Expenses. The Fund invests a substantial portion of its assets in ETFs which are registered investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
• Non-Diversification Risk: The Fund is a non-diversified investment company which means that the Fund may invest most of its assets in securities issued by, or representing, a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
• Not Insured-You Could Lose Money. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities in which the Fund invests will increase in value.
• NAV Will Fluctuate. The Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

• Risks of ETFs. Among the principal risks of the underlying ETFs, which could adversely affect the performance of the Fund, are:

• Asset Class Risk	• Liquidity Risk
• Concentration Risk	• Management Risk
• Credit Risk	• Market Risk
• Currency Risk	• Market Trading Risks
• Derivatives Risk	• Non-Diversification Risk
• Emerging Market Risk	• Opportunity Risk
• Foreign Security Risk	• Passive Investment Risk
• Government Obligations Risk	• Preferred Stock Risk
• High Yield Bond Risk	• Prepayment Risk
• Interest Rate Risk	• Real Estate Securities Risk
• IPO Risk	• Small Company Risk
• Lack of Governmental Insurance	• Tracking Error Risk
or Guarantee	• Trading Risk
• Leverage Risk	• Valuation Risk

Please see “Principal Investment Risks of the Underlying ETFs” on page 12 for a description of these principal risks and other risks associated with the Underlying ETFs.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PAST PERFORMANCE

      Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.
      Please see “Supplemental Performance Information: Prior Performance of RSMC and WTIM” for supplemental performance information relating to RSMC and WTIM.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Investor Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Investor shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.
[2]	Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Investor Shares

Management fees	0.50%
Distribution (Rule 12b-1) fees	0.25%
Other expenses[1]	2.40%
Total annual Fund operating expenses	3.15%
Waivers/ Reimbursements[2,3]	(2.10)%
Net annual Fund operating expenses[2,3]	1.05%

[1]	The Fund was not operating as of the date of this prospectus. Therefore, “Other expenses” listed in the table are based on estimates for the current fiscal year; actual expenses may vary. “Other expenses” may include certain class-specific expenses; as a result “Other expenses” may differ from other classes offered by the Fund. Certain expenses, including custodian expenses, transfer agency fees, director or trustee fees, and professional fees, are incurred by both the Fund and the ETFs in which the Fund invests. The Fund will indirectly pay a portion of the expenses of the ETFs in which the Fund invests. “Other expenses” do not include these expenses, which range from 0.15% to 0.75% annually, as a percentage of such ETFs’ average daily net assets. The Fund’s estimated indirect expense from investing in ETFs, based on its expected allocations, is approximately 0.30%.
[2]	The Adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that “Total annual Fund operating expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.70% through January 1, 2009.
[3]	The administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

EXPENSE EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

•	you redeemed all of your investment at the end of each time period.
      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares

1 Year	$453
3 Years	$672
      The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

      The Wilmington ETF Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund invests its assets in ETFs in accordance with weightings determined by the investment adviser. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
      The Adviser believes that investments in ETFs provide the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of U.S. and non-U.S. equity securities. The ETFs in which the Fund may invest are referred to herein as the “Underlying ETFs.”
      The Fund’s sub-adviser uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Fund. The first stage is a strategic asset allocation to determine the percentage of the Fund’s investable assets to be invested in specific asset classes based on market (U.S./international), market capitalization (large-cap/small-cap), style (growth/value), or industry (real estate). The Adviser allocates a portion of the Fund’s assets to ETFs that invest in “Real Return” assets such as REITs, Treasury Inflation Protected Securities (“TIPS”) or commodity-related securities. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the Fund’s allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

U.S. Equity	50% to 95%
Large Cap Core	0% to 95%
Large Cap Growth	0% to 95%
Large Cap Value	0% to 95%
Small Cap Core	0% to 95%
Small Cap Growth	0% to 95%
Small Cap Value	0% to 95%
“Real Return” Assets	0% to 15%
International Equity	0% to 35%
Developed Markets	0% to 30%
Emerging Markets	0% to 15%

      The second stage involves the selection of Underlying ETFs to represent the asset classes and the determination of weightings among the Underlying ETFs for the Fund. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund may also invest in money market portfolios that are series of WT Mutual Fund. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying ETFs, which could, in turn, adversely affect the performance of the Fund. Please see “Investment Strategies and Risks of the Underlying ETFs” for a description of the principal risks associated with the Underlying ETFs.
      The Adviser monitors the Fund’s holdings daily to ensure that the Underlying ETFs and the Fund’s actual allocations continue to conform to the Fund’s asset allocations over time. The Adviser may rebalance the Fund’s investments in the Underlying ETFs, as it deems appropriate to bring the portfolio back within the asset allocations. The Adviser may change the asset allocations or the Underlying ETFs or the allocation weightings without prior approval from shareholders.
      While the primary focus of the Fund is the allocation of its assets among ETFs, the Fund may, subject to its policy to invest 80% of its assets in ETFs, invest in equity and fixed income securities and other types of securities when the Adviser believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time. In addition, the Fund may invest in derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Fund’s investment in these types of securities are subject to: market risk; foreign security risk; derivatives risk; small company risk; currency risk; emerging market risk; real estate securities risk; trading risk; lack of governmental insurance or guarantee. These risks are described below under “Principal Risks of the Underlying ETFs.”
      Limitations on Investing in Other Investment Companies. Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) (i) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an Underlying ETF’s or other investment company’s total outstanding shares, (ii) if the Fund’s investment in securities of an Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of its total assets would be invested in investment companies, including the Underlying ETFs. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Fund take appropriate steps to comply with certain terms and conditions in such order.
      The SEC has issued such an exemptive order to iShares Trust and iShares, Inc., which permits investment companies, including the Fund, to invest in such Underlying ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETFs before investing in them in excess of the 1940 Act’s limitations. The

Underlying ETFs are also known as “iShares®”1 which are series of iShares Trust and iShares, Inc., each of which files financial and other information with the SEC. Such information is available at www.sec.gov.2 No representation or warranty is hereby made as to the accuracy or completeness of any such information. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. If such relief is granted by the SEC, the Fund may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.
      To the extent the limitations of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.
      The Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, the Fund’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.
      In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
INVESTMENT STRATEGIES AND
RISKS OF THE UNDERLYING ETFS
       Information about the Fund’s principal investments, investment practices and principal risks appear above. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying ETFs. The list of Underlying ETFs may change from time to time at the Adviser’s discretion.

[1]	iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Fund is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Fund or any member of the public regarding the advisability of investing in the Fund. BGI has no obligation or liability in connection with the operation, marketing, trading or sale of the Fund.

[2]	The reference to the SEC’s website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of this Prospectus or the statement of additional information (“SAI”).

INVESTMENT STRATEGIES OF THE UNDERLYING ETFs

      The following table identifies some of the ETFs the Fund may use as an Underlying ETF and their asset category.

Asset Category	Underlying ETF/Tracking Index (Ticker Symbol)

Large Cap	iShares Russell 1000 Index (IWB) iShares S&P 500 (IVV)
Large Cap Growth	iShares Russell 1000 Growth Index (IWF) iShares S&P 500/Barra Growth Index (IVW)
Large Cap Value	iShares Russell 1000 Value Index (IWD) iShares S&P 500/Barra Value Index (IVE)
Small Cap	iShares Russell 2000 Index (IWM) iShares S&P SmallCap 600 Index (IJR)
Small Cap Growth	iShares Russell 2000 Growth Index (IWO) iShares S&P SmallCap/Barra 600 Growth Index (IJT)
Small Cap Value	iShares Russell 2000 Value Index (IWN) iShares S&P SmallCap/Barra 600 Value Index (IJS)
REITS/Real Estate Industry	iShares Cohen & Steers Realty Majors Index (ICF) iShares Dow Jones Real Estate Sector Index (IYR)
International—Developed Markets	iShares MSCI EAFE Index (EFA)
International—Emerging Markets	iShares MSCI Emerging Markets Index (EEM)
      In addition to purchasing the securities of its respective index, some or all of the Underlying ETFs may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying ETFs all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it normally invests a substantial portion of its assets in Underlying ETFs. For further information concerning the investment practices of and risks associated with the Underlying ETFs, please see “Principal Investment Risks of the Underlying ETFs” below, and the SAI.

ADDITIONAL UNDERLYING ETFs

      In addition to the Underlying ETFs listed above, the Fund may invest in additional Underlying ETFs, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval or notice.

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING ETFs

      The following principal risks are associated with investments in the Underlying ETFs and, indirectly, with your investment in the Fund. Each Underlying ETF may be subject to additional risks other than those described below because the types of investments made by an Underlying ETF can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying ETF, please refer to the SAI.

•	Asset Class Risk: The returns from the types of securities in which an ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

•	Concentration Risk: If the underlying index of an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund. Because each ETF’s NAV is determined on the basis of U.S. dollars, the Fund may lose money by investing in an ETF if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the ETF’s holdings goes up.

•	Derivatives Risk: A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each ETF may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an ETF’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

•	Emerging Market Risk: Some foreign markets in which ETF invest are considered to be emerging markets. Investment in these emerging markets subjects an ETF to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•	Foreign Security Risk: Certain ETFs invest entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including,

but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying ETF will vary with changes in interest rates.

•	IPO Risk: An Underlying ETF may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying ETF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying ETF’s portfolio as the Underlying ETF’s assets increase (and thus have a more limited effect on performance).

•	Lack of Governmental Insurance or Guarantee: An investment in an ETF is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: Because an ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, an ETF is subject to management risk. This is the risk that the investment strategy used by an ETF’s investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each ETF’s NAV will fluctuate in response to changes in these factors. You could lose money over short periods due to fluctuation in an ETF’s NAV in response to market movements, and over longer periods during market downturns.

•	Market Trading Risks:

Absence of Prior Active Market: Although the shares of the ETFs in which the Fund invests are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity: Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

Shares of an ETF May Trade at Prices Other Than NAV: Shares of an ETF may trade at, above or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.

•	Non-Diversification Risk: An ETF may be classified as “non-diversified.” This means that each ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, an ETF may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Passive Investment Risk: Most ETFs are not actively managed. An ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit. The investment adviser to an ETF does not attempt to take defensive positions in declining markets.

•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Securities Risk: Real estate securities are issued by “real estate companies” which are domestic and foreign companies that are primarily engaged in the real estate industry, including real estate investment trusts or “REITs.” Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying ETF invests.

REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying ETF will bear a proportionate share of the expenses in addition to those expenses of the fund.

In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.

•	Small Company Risk: Certain ETFs only invest in small-cap and mid-cap companies. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Tracking Error Risk: Imperfect correlation between an ETF’s securities and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause an ETF’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the ETF incurs fees and expenses while its underlying index does not incur such expenses.

•	Trading Risk: While the creation/ redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

•	Valuation Risk: The risk that an Underlying ETF has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND
       The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Fund’s investment adviser, RSMC has overall responsibility for directing its investments. Presently, RSMC provides services primarily to investment companies sponsored by its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Fund and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2005, RSMC had $4.6 billion in assets under management.
      The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets and 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. In addition, the Fund indirectly pays its proportionate share of the advisory and sub-advisory fees paid by the Underlying ETFs. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

FUND MANAGERS

      The day-to-day management of the Fund is the responsibility of a group of WTIM investment professionals, which determines the Fund’s asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Fund’s management team who are jointly and primarily responsible for the Fund’s day-to-day management are set forth below.
      Robert E. Reiser, CFA is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment

Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
      Dorsey D. Farr, Ph.D., CFA is a Vice President of RSMC and WTIM. He has been Director of Asset Allocation & Fund Strategy at WTIM since June 2004. Previously, he was Vice President and Senior Economist, WTIM from 2000 to 2004. Mr. Farr is responsible for overseeing Wilmington Trust’s asset allocation policy and tactical portfolio rebalancing strategies. His responsibilities also include style rebalancing (value vs. growth) and the portfolio construction process (i.e., the allocation among managers within a fund).
      R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
      The Fund’s SAI provides additional information about the Fund Managers’ compensation, other accounts managed by each of the Fund Managers and the Fund Managers’ ownership of securities in the Fund.

SUPPLEMENTAL PERFORMANCE INFORMATION: PRIOR PERFORMANCE OF RSMC AND WTIM

      Because the employees of RSMC and WTIM (the “Advisers”) who will manage the Fund have advised other accounts in a substantially similar manner to the way in which the Fund will be managed, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision.
      Although the Fund has not had investment operations prior to the date of this prospectus, the Advisers have managed pooled investment vehicles (“Similarly Managed Funds”) that have investment objectives, policies and strategies that are substantially similar, but not necessarily identical, to the investment objective, policies and strategies of the Fund.
      Messrs. Reiser, Farr and Fraundorf of the Advisers, who have managed the Similarly Managed Funds, are the same individuals who will oversee the management of the Fund. The following discussion includes performance information about the Similarly Managed Funds relevant to the Fund for comparison purposes, BUT THE SIMILARLY MANAGED FUNDS ARE SEPARATE AND DISTINCT FROM THE FUND. THE PERFORMANCE OF THE SIMILARLY MANAGED FUNDS PRESENTED BELOW DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND, IS NOT THE FUND’S OWN HISTORICAL PERFORMANCE, AND SHOULD NOT BE CONSIDERED AS A SUBSTITUTE FOR THE FUND’S OWN PERFORMANCE.

      The performance of the Similarly Managed Funds may not be comparable to the performance of the Fund because of the following differences:

•	brokerage commissions and dealer spreads;

•	expenses (including management fees);

•	the size of the investment in a particular security in relation to the overall portfolio size;

•	the timing of purchases and sales (including the effect of market conditions at that time);

•	the timing of cash flows into the portfolio; and

•	the availability of cash for new investments.
      The investment performance shown below is based on the performance of Similarly Managed Funds. The past performance of the Similarly Managed Funds has been calculated net of fees and trading expenses. As the total operating fees and expenses of the Similarly Managed Funds are lower than the anticipated operating expenses of the Fund, the performance of the Similarly Managed Funds, which is shown as “Gross Return,” is higher than the performance would have been had the total operating expenses of the Fund had been deducted. The “Return after Fund Expenses” column in the table below reflects the anticipated operating expenses of the Fund.
      The following information shows the average annual total returns of the Similarly Managed Funds for the period ended October 31, 2005. Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.
      WHEN CONSIDERING THE ADVISERS’ PRIOR PERFORMANCE, INVESTORS SHOULD NOTE UNUSUAL SHORT-TERM PERFORMANCE CANNOT BE SUSTAINED INDEFINITELY, AND INVESTORS ARE ADVISED TO REVIEW SHORT, INTERMEDIATE AND LONG-TERM RETURNS WHEN EVALUATING PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE SIMILARLY MANAGED FUNDS’ PAST PERFORMANCE INFORMATION PRESENTED IS CURRENT AS OF THE DATE SHOWN, BUT MAY NOT BE CURRENT ON THE DATE YOU ARE REVIEWING IT. CONSEQUENTLY, THE PERFORMANCE OF THE SIMILARLY MANAGED FUNDS MAY VARY FROM THAT SHOWN.
TOTAL RETURN OF SIMILARLY MANAGED ETF ACCOUNTS

		Return after
	Gross Return	Fund Expenses	S&P 500 Index

Year ended 10/31/05	14.15%	12.97%	8.72%
Three years ended 10/31/05	19.37%	18.14%	12.85%

SERVICE PROVIDERS

      The chart below provides information on the Fund’s primary service providers.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

      The price of the Fund’s shares is based on its net asset value (“NAV”).The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s Administrator, PFPC Inc. (“PFPC”) determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
      Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

      Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/ directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.
Front-End Sales Charge
      If you purchase Investor Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers” (see below). To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all such circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding shares of the Fund held in all accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding shares of the Fund held at any financial intermediary by persons related to you, such as members of your family or household.
      Your offering price for each Investor Share will be NAV plus the front-end sales charge. When you purchase Investor Shares in the Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Investor Shares of the Fund.
      Investor Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of the Fund’s average daily net assets attributable to Investor Shares. Investor Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment

$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions And Waivers
      Reducing Sales Charges on Your Investor Shares. There are several ways you can combine multiple purchases of Investor Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege—permits you to add the value of any Investor Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent—permits you to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Fund’s SAI for terms and conditions.
      To use these privileges, discuss your eligibility with your financial consultant.
      Net Asset Value Purchases. Investor Shares may be purchased at net asset value, with only a $1,000 minimum initial investment, to:

•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.
      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
      The Funds’ SAI discusses the front-end sales charge on the Fund’s Investor Class shares and is accessible, free of charge, on the Fund’s internet web-site at www.wilmingtontrust.com/funds. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
      Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders best interest.
      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the Fund’s SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
      Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Fund.
      Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.
      Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.
      Because certain of the Underlying ETFs invest significantly in foreign securities traded on markets which close prior to when such Underlying ETFs determines its net asset value, market timing can cause dilution in the value of such Underlying ETF’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying ETF when the net asset value of the Underlying ETF does reflect the value of the underlying portfolio securities. While each of the Underlying ETFs has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some Underlying ETFs may invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in the such Underlying ETF’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Underlying ETF shares held by long-term investors, including the Fund. Short-term trading in such small-cap ETFs may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
      There is no guarantee that the Fund, the Underlying ETFs or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund, the Underlying ETFs and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or their agents regarding underlying beneficial owners of Fund shares.
      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.
      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
      In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.
      If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).
      Small Accounts: If the value of your investment in the Fund falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
      For additional information on other ways to redeem shares, please refer to the Fund’s SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your Investor Shares in the Fund for Investor Shares of the following funds (“Wilmington Funds”):

Wilmington Aggressive Asset Allocation Fund

Wilmington Moderate Asset Allocation Fund

Wilmington Conservative Asset Allocation Fund

Wilmington ETF Allocation Fund

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Short/Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund

Wilmington Municipal Bond Fund

Wilmington Short-Term Bond Fund

Wilmington Large-Cap Core Fund

Wilmington Large-Cap Growth Fund

Wilmington Large-Cap Value Fund

Wilmington Mid-Cap Core Fund

Wilmington Small-Cap Core Fund

Wilmington Small-Cap Growth Fund

Wilmington Small-Cap Value Fund

Wilmington Multi-Manager Large-Cap Fund

Wilmington Multi-Manager Mid-Cap Fund

Wilmington Multi-Manager Small-Cap Fund

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Real Estate Securities Fund
      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account for Investor Shares.
      Fees on Exchanges: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
      To obtain prospectuses for the Investor Shares of the other Wilmington Funds, call free of charge (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.
      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.
      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
      It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
       Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

RULE 12b-1 DISTRIBUTION PLAN

      The Investor Shares of the Fund have adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of the Fund’s average daily net assets of its Investor Shares is 0.25%.

SUB-TRANSFER AGENCY FEES

      The Board of Trustees has authorized the Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Fund’s distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (k) receiving, tabulating and transmitting to the Fund proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Fund’s anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Fund’s shares. The Adviser may provide services to some shareholders of the Fund’s shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Fund (“Intermediaries”).

ADDITIONAL PAYMENTS

      The Adviser and/or its affiliates (other than the Fund) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Fund described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares or the maintenance of share balances. In addition, the Adviser or its affiliates may make Additional Payments for sub-accounting, administrative or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

      The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

GLOSSARY
“CAP” or MARKET CAPITALIZATION:
Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.
“ETFs” or EXCHANGE TRADED FUNDS:
Registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region.
FRONT-END SALES CHARGE:
The sales charge that you pay on making an investment in the Fund. The front-end sales charge is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make.
FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.
GROWTH STOCKS:
Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.
INDEX:
An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares
NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
REIT:
A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.
RULE 12b-1 FEES:
Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.
VALUE STOCKS:
Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION
       FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
      Annual/ Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
      Statement of Additional Information: The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
      Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
      The Funds’ SAI, annual and semi-reports are accessible, free of charge, on the Funds’ internet web-site at www.wilmingtontrust.com/funds. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON ETF ALLOCATION FUND
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED MARCH 1, 2006
       This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:

•	is not a bank deposit

•	is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
      These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

	FUND DESCRIPTION
A look at the goals, strategies, risks, and expenses of the Fund.	Summary	3

	Past Performance	6
	Fees and Expenses	6
	Expense Example	7
	INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
	Investment Objective	8
	Principal Investment Strategies	8
	INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING ETFS
	Investment Strategies of the Underlying ETFs	11
	Additional Underlying ETFs	11
	Principal Investment Risks of the Underlying ETFs	12
Details about the service providers.	MANAGEMENT OF THE FUND

	Investment Adviser	17
	Fund Managers	17
	Supplemental Performance Information: Prior Performance of RSMC and WTIM	18
	Service Providers	20
Policies and instructions for opening, maintaining and closing an account in the Fund.	SHAREHOLDER INFORMATION

	Pricing of Fund Shares	21
	Purchase of Shares	21
	Redemption of Shares	23
	Exchange of Shares	25
	Distributions	27
	Taxes	27
Details on the Fund’s distribution arrangements and share classes.	DISTRIBUTION ARRANGEMENTS

	Share Classes	28
	GLOSSARY	29
	FOR MORE INFORMATION	31

WILMINGTON ETF ALLOCATION FUND
Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Wilmington ETF Allocation Fund seeks long-term capital appreciation.

Investment Focus	The Fund will primarily invest in Exchange Traded Funds or “ETFs.”
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, ETFs are designed so that its performance will correspond closely with that of the index it tracks.

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). The Fund invests its assets in ETFs in accordance with weightings determined by RSMC and WTIM.
The Fund’s assets will be allocated among several asset classes, including small- and large-cap U.S. equity, international equity in emerging and developed markets and real estate related securities. Please see “Investment Objective, Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular ETFs.

3

Principal Risks	The following is a list of certain risks that may apply to your investment in the Fund.
• Asset Allocation. The Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among ETFs. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s asset classes or the ETFs in which the Fund invests may be inappropriate based on actual market conditions. There is a risk that the Fund will vary from the intended weightings in ETFs due to factors such as market fluctuations. There can be no assurance that the ETFs in which the Fund invests will achieve their investment objectives and the performance of these ETFs may be lower than the asset class that they were selected to represent.
• Concentration Risk. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one ETF. To the extent that the Fund invests a significant portion of its assets in a single ETF, it will be particularly sensitive to the risks associated with that ETF and changes in the value of that ETF may have a significant effect on the net asset value of the Fund.
• Investments in Other Investment Companies and Expenses. The Fund invests a substantial portion of its assets in ETFs which are registered investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
• Non-Diversification Risk: The Fund is a non-diversified investment company which means that the Fund may invest most of its assets in securities issued by, or representing, a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
• Not Insured-You Could Lose Money. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

4

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities in which the Fund invests will increase in value.
• NAV Will Fluctuate. The Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
• Risks of ETFs. Among the principal risks of the underlying ETFs, which could adversely affect the performance of the Fund, are:

• Asset Class Risk	• Liquidity Risk
• Concentration Risk	• Management Risk
• Credit Risk	• Market Risk
• Currency Risk	• Market Trading Risks
• Derivatives Risk	• Non-Diversification Risk
• Emerging Market Risk	• Opportunity Risk
• Foreign Security Risk	• Passive Investment Risk
• Government Obligations Risk	• Preferred Stock Risk
• High Yield Bond Risk	• Prepayment Risk
• Interest Rate Risk	• Real Estate Securities Risk
• IPO Risk	• Small Company Risk
• Lack of Governmental Insurance	• Tracking Error Risk
or Guarantee	• Trading Risk
• Leverage Risk	• Valuation Risk

Please see “Principal Investment Risks of the Underlying ETFs” on page 12 for a description of these principal risks and other risks associated with the Underlying ETFs.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

5

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.
Please see “Supplemental Performance Information: Prior Performance of RSMC and WTIM” for supplemental performance information relating to RSMC and WTIM.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Institutional Shares

Management fees	0.50%
Distribution (Rule 12b-1) fees	None
Other expenses[1]	2.30%
Total annual Fund operating expenses	2.80%
Waivers/ Reimbursements[2,3]	(2.10)%
Net annual Fund operating expenses[2,3]	0.70%

[1]	The Fund was not operational as of the date of this prospectus. Therefore, “Other expenses” listed in the table are based on estimates for the current fiscal year; actual expenses may vary. “Other expenses” may include certain class-specific expenses; as a result “Other expenses” may differ from other classes offered by the Fund. Certain expenses, including custodian expenses, transfer agency fees, director or trustee fees, and professional fees, are incurred by both the Fund and the ETFs in which the Fund invests. The Fund will indirectly pay a portion of the expenses of the ETFs in which the Fund invests. “Other expenses” do not include these expenses, which range from 0.15% to 0.75% annually, as a percentage of such ETFs’ average daily net assets. The Fund’s estimated indirect expense from investing in ETFs, based on its expected allocations, is approximately 0.30%.
[2]	The Adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that “Total annual Fund operating expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.70% through January 1, 2009.
[3]	The administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

6

EXPENSE EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

•	you redeemed all of your investment at the end of each time period.
      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares

1 Year	$72
3 Years	$224
      The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

7

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

      The Wilmington ETF Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

      Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund invests its assets in ETFs in accordance with weightings determined by the investment adviser. This 80% policy may be changed without shareholder approval upon 60 days written notice to shareholders.
      The Adviser believes that investments in ETFs provide the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of U.S. and non-U.S. equity securities. The ETFs in which the Fund may invest are referred to herein as the “Underlying ETFs.”
      The Fund’s sub-adviser uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Fund. The first stage is a strategic asset allocation to determine the percentage of the Fund’s investable assets to be invested in specific asset classes based on market (U.S./international), market capitalization (large-cap/small-cap), style (growth/ value), or industry (real estate). The Adviser also allocates a portion of the Fund’s assets to ETFs that invest in “Real Return” assets such as REITs, Treasury Inflation Protected Securities (“TIPS”) or commodity-related securities. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the Fund’s allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

U.S. Equity	50% to 95%
Large Cap Core	0% to 95%
Large Cap Growth	0% to 95%
Large Cap Value	0% to 95%
Small Cap Core	0% to 95%
Small Cap Growth	0% to 95%
Small Cap Value	0% to 95%
“Real Return” Assets	0% to 15%
International Equity	0% to 35%
Developed Markets	0% to 30%
Emerging Markets	0% to 15%

8

      The second stage involves the selection of Underlying ETFs to represent the asset classes and the determination of weightings among the Underlying ETFs for the Fund. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund may also invest in money market portfolios that are series of WT Mutual Fund. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying ETFs, which could, in turn, adversely affect the performance of the Fund. Please see “Investment Strategies and Risks of the Underlying ETFs” for a description of the principal risks associated with the Underlying ETFs.
      The Adviser monitors the Fund’s holdings daily to ensure that the Underlying ETFs and the Fund’s actual allocations continue to conform to the Fund’s asset allocations over time. The Adviser may rebalance the Fund’s investments in the Underlying ETFs, as it deems appropriate to bring the portfolio back within the asset allocations. The Adviser may change the asset allocations or the Underlying ETFs or the allocation weightings without prior approval from shareholders.
      While the primary focus of the Fund is the allocation of its assets among ETFs, the Fund may, subject to its policy to invest 80% of its assets in ETFs, invest in equity and fixed income securities and other types of securities when the Adviser believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time. In addition, the Fund may invest in derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Fund’s investment in these types of securities are subject to: market risk; foreign security risk; derivatives risk; small company risk; currency risk; emerging market risk; real estate securities risk; trading risk; lack of governmental insurance or guarantee. These risks are described below under “Principal Risks of the Underlying ETFs.”
      Limitations on Investing in Other Investment Companies. Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) (i) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an Underlying ETF’s or other investment company’s total outstanding shares, (ii) if the Fund’s investment in securities of an Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of its total assets would be invested in investment companies, including the Underlying ETFs. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Fund take appropriate steps to comply with certain terms and conditions in such order.
      The SEC has issued such an exemptive order to iShares Trust and iShares, Inc., which permits investment companies, including the Fund, to invest in such Underlying ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETFs before investing in them in excess of the 1940 Act’s limitations. The

9

Underlying ETFs are also known as “iShares®”1 which are series of iShares Trust and iShares, Inc., each of which files financial and other information with the SEC. Such information is available at www.sec.gov.2 No representation or warranty is hereby made as to the accuracy or completeness of any such information. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. If such relief is granted by the SEC, the Fund may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.
      To the extent the limitations of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.
      The Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, the Fund’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.
      In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
INVESTMENT STRATEGIES AND
RISKS OF THE UNDERLYING ETFS
       Information about the Fund’s principal investments, investment practices and principal risks appear above. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying ETFs. The list of Underlying ETFs may change from time to time at the Adviser’s discretion.

[1]	iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Fund is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Fund or any member of the public regarding the advisability of investing in the Fund. BGI has no obligation or liability in connection with the operation, marketing, trading or sale of the Fund.

[2]	The reference to the SEC’s website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of this Prospectus or the statement of additional information (“SAI”).

10

INVESTMENT STRATEGIES OF THE UNDERLYING ETFs

      The following table identifies some of the ETFs the Fund may use as an Underlying ETF and their asset category.

Asset Category	Underlying ETF/Tracking Index (Ticker Symbol)

Large Cap	iShares Russell 1000 Index (IWB)
iShares S&P 500 (IVV)
Large Cap Growth	iShares Russell 1000 Growth Index (IWF)
iShares S&P 500/Barra Growth Index (IVW)
Large Cap Value	iShares Russell 1000 Value Index (IWD)
iShares S&P 500/Barra Value Index (IVE)
Small Cap	iShares Russell 2000 Index (IWM)
iShares S&P SmallCap 600 Index (IJR)
Small Cap Growth	iShares Russell 2000 Growth Index (IWO)
iShares S&P SmallCap/ Barra 600 Growth Index (IJT)
Small Cap Value	iShares Russell 2000 Value Index (IWN)
iShares S&P SmallCap/ Barra 600 Value Index (IJS)
REITS/Real Estate Industry	iShares Cohen & Steers Realty Majors Index (ICF)
iShares Dow Jones Real Estate Sector Index (IYR)
International— Developed Markets	iShares MSCI EAFE Index (EFA)
International— Emerging Markets	iShares MSCI Emerging Markets Index (EEM)
      In addition to purchasing the securities of its respective index, some or all of the Underlying ETFs may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying ETFs all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it normally invests a substantial portion of its assets in Underlying ETFs. For further information concerning the investment practices of and risks associated with the Underlying ETFs, please see “Principal Investment Risks of the Underlying ETFs” below, and the SAI.

ADDITIONAL UNDERLYING ETFs

      In addition to the Underlying ETFs listed above, the Fund may invest in additional Underlying ETFs, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval or notice.

11

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING ETFs

      The following principal risks are associated with investments in the Underlying ETFs and, indirectly, with your investment in the Fund. Each Underlying ETF may be subject to additional risks other than those described below because the types of investments made by an Underlying ETF can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying ETF, please refer to the SAI.

•	Asset Class Risk: The returns from the types of securities in which an ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

•	Concentration Risk: If the underlying index of an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund. Because each ETF’s NAV is determined on the basis of U.S. dollars, the Fund may lose money by investing in an ETF if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the ETF’s holdings goes up.

•	Derivatives Risk: A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each ETF may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an ETF’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

•	Emerging Market Risk: Some foreign markets in which ETF invest are considered to be emerging markets. Investment in these emerging markets subjects an ETF to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•	Foreign Security Risk: Certain ETFs invest entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including,

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but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying ETF will vary with changes in interest rates.

•	IPO Risk: An Underlying ETF may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying ETF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying ETF’s portfolio as the Underlying ETF’s assets increase (and thus have a more limited effect on performance).

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•	Lack of Governmental Insurance or Guarantee: An investment in an ETF is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: Because an ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, an ETF is subject to management risk. This is the risk that the investment strategy used by an ETF’s investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each ETF’s NAV will fluctuate in response to changes in these factors. You could lose money over short periods due to fluctuation in an ETF’s NAV in response to market movements, and over longer periods during market downturns.

•	Market Trading Risks:

Absence of Prior Active Market: Although the shares of the ETFs in which the Fund invests are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity: Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

Shares of an ETF May Trade at Prices Other Than NAV: Shares of an ETF may trade at, above or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.

•	Non-Diversification Risk: An ETF may be classified as “non-diversified.” This means that each ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, an ETF may be more susceptible to the risks associated with these

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particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Passive Investment Risk: Most ETFs are not actively managed. An ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit. The investment adviser to an ETF does not attempt to take defensive positions in declining markets.

•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Securities Risk: Real estate securities are issued by “real estate companies” which are domestic and foreign companies that are primarily engaged in the real estate industry, including real estate investment trusts or “REITs.” Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying ETF invests.

In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying ETF will bear a proportionate share of the expenses in addition to those expenses of the fund.

In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.

•	Small Company Risk: Certain ETFs only invest in small-cap and mid-cap companies. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or

15

economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Tracking Error Risk: Imperfect correlation between an ETF’s securities and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause an ETF’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the ETF incurs fees and expenses while its underlying index does not incur such expenses.

•	Trading Risk: While the creation/ redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

•	Valuation Risk: The risk that an Underlying ETF has valued certain of its securities at a higher price than it can sell them.

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MANAGEMENT OF THE FUND
       The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Fund’s investment adviser, RSMC has overall responsibility for directing its investments. Presently, RSMC provides services primarily to investment companies sponsored by its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Fund and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2005, RSMC had $4.6 billion in assets under management.
      The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets and 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. In addition, the Fund indirectly pays its proportionate share of the advisory and sub-advisory fees paid by the Underlying ETFs. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

FUND MANAGERS

      The day-to-day management of the Fund is the responsibility of a group of WTIM investment professionals, which determines the Fund’s asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Fund’s management team who are jointly and primarily responsible for the Fund’s day-to-day management are set forth below.
      Robert E. Reiser, CFA is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment

17

Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
      Dorsey D. Farr, Ph.D., CFA is a Vice President of RSMC and WTIM. He has been Director of Asset Allocation & Fund Strategy at WTIM since June 2004. Previously, he was Vice President and Senior Economist, WTIM from 2000 to 2004. Mr. Farr is responsible for overseeing Wilmington Trust’s asset allocation policy and tactical portfolio rebalancing strategies. His responsibilities also include style rebalancing (value vs. growth) and the portfolio construction process (i.e., the allocation among managers within a fund).
      R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
      The Fund’s SAI provides additional information about the Fund Managers’ compensation, other accounts managed by each of the Fund Managers and the Fund Managers’ ownership of securities in the Fund.

SUPPLEMENTAL PERFORMANCE INFORMATION: PRIOR PERFORMANCE OF RSMC AND WTIM

      Because the employees of RSMC and WTIM (the “Advisers”) who will manage the Fund have advised other accounts in a substantially similar manner to the way in which the Fund will be managed, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision.
      Although the Fund has not had investment operations prior to the date of this prospectus, the Advisers have managed pooled investment vehicles (“Similarly Managed Funds”) that have investment objectives, policies and strategies that are substantially similar, but not necessarily identical, to the investment objective, policies and strategies of the Fund.
      Messrs. Reiser, Farr and Fraundorf of the Advisers, who have managed the Similarly Managed Funds, are the same individuals who will oversee the management of the Fund. The following discussion includes performance information about the Similarly Managed Funds relevant to the Fund for comparison purposes, BUT THE SIMILARLY MANAGED FUNDS ARE SEPARATE AND DISTINCT FROM THE FUND. THE PERFORMANCE OF THE SIMILARLY MANAGED FUNDS PRESENTED BELOW DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND, IS NOT THE FUND’S OWN HISTORICAL PERFORMANCE, AND SHOULD NOT BE CONSIDERED AS A SUBSTITUTE FOR THE FUND’S OWN PERFORMANCE.

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      The performance of the Similarly Managed Funds may not be comparable to the performance of the Fund because of the following differences:

•	brokerage commissions and dealer spreads;

•	expenses (including management fees);

•	the size of the investment in a particular security in relation to the overall portfolio size;

•	the timing of purchases and sales (including the effect of market conditions at that time);

•	the timing of cash flows into the portfolio; and

•	the availability of cash for new investments.
      The investment performance shown below is based on the performance of Similarly Managed Funds. The past performance of the Similarly Managed Funds has been calculated net of fees and trading expenses. As the total operating fees and expenses of the Similarly Managed Funds are lower than the anticipated operating expenses of the Fund, the performance of the Similarly Managed Funds, which is shown as “Gross Return,” is higher than the performance would have been had the total operating expenses of the Fund had been deducted. The “Return after Fund Expenses” column in the table below reflects the anticipated operating expenses of the Fund.
      The following information shows the average annual total returns of the Similarly Managed Funds for the period ended October 31, 2005. Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.
      WHEN CONSIDERING THE ADVISERS’ PRIOR PERFORMANCE, INVESTORS SHOULD NOTE UNUSUAL SHORT-TERM PERFORMANCE CANNOT BE SUSTAINED INDEFINITELY, AND INVESTORS ARE ADVISED TO REVIEW SHORT, INTERMEDIATE AND LONG-TERM RETURNS WHEN EVALUATING PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE SIMILARLY MANAGED FUNDS’ PAST PERFORMANCE INFORMATION PRESENTED IS CURRENT AS OF THE DATE SHOWN, BUT MAY NOT BE CURRENT ON THE DATE YOU ARE REVIEWING IT. CONSEQUENTLY, THE PERFORMANCE OF THE SIMILARLY MANAGED FUNDS MAY VARY FROM THAT SHOWN.
TOTAL RETURN OF SIMILARLY MANAGED ETF ACCOUNTS

		Return after
	Gross Return	Fund Expenses	S&P 500 Index

Year ended 10/31/05	14.15%	13.36%	8.72%
Three years ended 10/31/05	19.37%	18.54%	12.85%

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SERVICE PROVIDERS

      The chart below provides information on the Fund’s primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

      The price of the Fund’s shares is based on its net asset value (“NAV”).The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s Administrator, PFPC Inc. (“PFPC”) determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
      Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

      Institutional Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for Institutional Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates,

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and trustees/ directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.
      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
      Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders best interest.
      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the Fund’s SAI.

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REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
      Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Fund.
      Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or

23

exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.
      Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.
      Because certain of the Underlying ETFs invest significantly in foreign securities traded on markets which close prior to when such Underlying ETFs determines its net asset value, market timing can cause dilution in the value of such Underlying ETF’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying ETF when the net asset value of the Underlying ETF does reflect the value of the underlying portfolio securities. While each of the Underlying ETFs has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some Underlying ETFs may invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in the such Underlying ETF’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Underlying ETF shares held by long-term investors, including the Fund. Short-term trading in such small-cap ETFs may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
      There is no guarantee that the Fund, the Underlying ETFs or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund, the Underlying ETFs and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or their agents regarding underlying beneficial owners of Fund shares.
      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

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      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.
      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
      In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.
      If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).
      Small Accounts: If the value of your investment in the Fund falls below $50,000, you may be asked to increase your balance. If after 60 days, the account value is still below $50,000, your account may be closed and your proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/ directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
      For additional information on other ways to redeem shares, please refer to the Fund’s SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your Institutional Shares in the Fund for Institutional Shares of the following funds (“Wilmington Funds”):

Wilmington Aggressive Asset Allocation Fund

Wilmington Moderate Asset Allocation Fund

Wilmington Conservative Asset Allocation Fund

Wilmington ETF Allocation Fund

Wilmington Short/ Intermediate-Term Bond Fund

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Wilmington Broad Market Bond Fund

Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Growth Fund
Wilmington Large-Cap Value Fund

Wilmington Mid-Cap Core Fund

Wilmington Small-Cap Core Fund

Wilmington Small-Cap Growth Fund

Wilmington Small-Cap Value Fund

Wilmington Multi-Manager Large-Cap Fund

Wilmington Multi-Manager Mid-Cap Fund

Wilmington Multi-Manager Small-Cap Fund

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Real Estate Securities Fund
      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account for Institutional Shares.
      Fees on Exchanges: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
      To obtain prospectuses for the Institutional Shares of the other Wilmington Funds, call free of charge (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

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DISTRIBUTIONS

      Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.
      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).
      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.
      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
      It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS
       Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

SHARE CLASSES

      The Fund issues Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. The Institutional Shares of the Fund do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are offered in a separate prospectus with a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

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GLOSSARY
“CAP” or MARKET CAPITALIZATION:
Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.
“ETFs” or EXCHANGE TRADED FUNDS:
Registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region.
FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.
GROWTH STOCKS:
Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.
INDEX:
An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.
NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares
NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

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REIT:
A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.
TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.
VALUE STOCKS:
Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

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FOR MORE INFORMATION
       FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
      Annual/ Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
      Statement Of Additional Information: The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
      Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
      The Funds’ SAI, annual and semi-reports are accessible, free of charge, on the Funds’ internet web-site at www.wilmingtontrust.com/funds. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

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